Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2016
Registrant Name	dei_EntityRegistrantName	COHEN & STEERS PREFERRED SECURITIES & INCOME FUND, INC.
Central Index Key	dei_EntityCentralIndexKey	0001484750
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 31, 2017
Document Effective Date	dei_DocumentEffectiveDate	Mar. 31, 2017
Prospectus Date	rr_ProspectusDate	Apr. 01, 2017